RELATED PARTY TRANSACTIONS - TRANSACTIONS WITH SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Interest income	¥ 4,803	¥ 7,210	¥ 7,730
Interest expense	15,194	17,088	7,396
Interest expense on lease liabilities	9,349	9,646
Guarantees	14,840	17,240
Sinopec Group Company and fellow subsidiaries, associates and joint ventures
Disclosure of transactions between related parties [line items]
Sales of goods	233,283	285,853	260,197
Purchases	158,963	189,914	177,726
Transportation and storage	8,848	8,206	7,318
Exploration and development services	31,444	33,310	23,489
Production related services	32,106	38,827	28,648
Ancillary and social services	3,099	3,098	6,616
Operating lease charges for land			7,765
Operating lease charges for buildings			521
Other operating lease charges			869
Agency commission income	160	116	113
Interest income	704	1,066	848
Interest expense	919	1,334	1,110
Net deposits withdrawn from/(placed with) related parties	(17,585)	5,230	6,623
Net funds obtained from/(repaid to) related parties	(31,144)	3,438	31,684
Interest expense on lease liabilities	8,160	8,518
Rental paid for land	11,090	11,333	7,636
Rental paid for buildings	571	518	653
Rental paid for others	330	468	¥ 836
Guarantees	0	0
Finance companies
Disclosure of transactions between related parties [line items]
Deposits placed with related parties	¥ 53,417	¥ 35,832